First Trust Value Line Dividend Index Fund Expense Example, No Redemption - First Trust Value Line Dividend Index Fund - First Trust Value Line Dividend Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	$ 774